Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2023	$ 97,070,976	$ 6,870,139		$ (103,588,356)	$ (434,303)	$ 489,260	$ 407,716
Balance, shares at Dec. 31, 2023	1,969,566
IfrsStatementLineItems [Line Items]
Shares/Unites issued for financing	$ 5,111,911						5,111,911
Shares/Unites issued for financing, shares	1,077,208
Share issue costs	$ (877,474)	327,696					(549,778)
Shares issued for the exercise of warrants	$ 4,056,657						4,056,657
Shares issued for the exercise of warrants, shares	791,668
Shares issued for the exercise of RSUs	$ 829,361	(829,361)
Shares issued for the exercise of RSUs, shares	22,766
Warrants – equity treatment			3,776,428				3,776,428
Share-based payments		904,628					904,628
Shares returned to treasury
Shares returned to treasury, shares	(36,000)
Net loss				(9,155,551)			(9,155,551)
Change in fair value of equity investments at FVOCI					(175,117)		(175,117)
Translation of foreign operations						(15,935)	(15,935)
Balance at Sep. 30, 2024	$ 106,191,431	7,273,102	3,776,428	(112,743,907)	(609,420)	473,325	4,360,959
Balance, shares at Sep. 30, 2024	3,825,208
Balance at Dec. 31, 2023	$ 97,070,976	6,870,139		(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023	1,969,566
IfrsStatementLineItems [Line Items]
Shares returned to treasury, shares	(36,000)
Balance at Dec. 31, 2024	$ 110,742,984	7,698,304	3,776,428	(117,465,829)	(609,420)	479,316	4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
Balance at Sep. 30, 2024	$ 106,191,431	7,273,102	3,776,428	(112,743,907)	(609,420)	473,325	4,360,959
Balance, shares at Sep. 30, 2024	3,825,208
IfrsStatementLineItems [Line Items]
Shares/Unites issued for financing	$ 5,272,234						5,272,234
Shares/Unites issued for financing, shares	400,000
Share issue costs	$ (755,397)	181,758					(573,639)
Shares issued for the exercise of warrants	$ 171						171
Shares issued for the exercise of warrants, shares	1,200,000
Shares issued for the exercise of RSUs	$ 34,545	(34,545)
Shares issued for the exercise of RSUs, shares	2,587
Share-based payments		277,989					277,989
Net loss				(4,721,922)			(4,721,922)
Translation of foreign operations						5,991	5,991
Balance at Dec. 31, 2024	$ 110,742,984	7,698,304	3,776,428	(117,465,829)	(609,420)	479,316	4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
IfrsStatementLineItems [Line Items]
Shares/Unites issued for financing	$ 56,907,745		1,103,825				58,011,570
Shares/Unites issued for financing, shares	11,887,895
Share issue costs	$ (7,203,673)	2,225,727					(4,977,946)
Shares issued for the exercise of warrants	$ 26,438,554	(915,207)	(543,017)				24,980,330
Shares issued for the exercise of warrants, shares	5,711,131
Shares issued for the exercise of RSUs	$ 1,249,123	(1,249,123)
Shares issued for the exercise of RSUs, shares	134,191
Share-based payments		1,139,063					1,139,063
Net loss				(13,356,783)			(13,356,783)
Change in fair value of equity investments at FVOCI					7,143		7,143
Translation of foreign operations						(258,710)	(258,710)
Shares issued for exercise of overallotment	$ 294,000						294,000
Shares issued for exercise of overallotment, shares	100,000
Share issue costs – overallotment	$ (28,030)						(28,030)
Balance at Sep. 30, 2025	$ 188,400,703	$ 8,898,765	$ 4,337,236	$ (130,822,612)	$ (602,277)	$ 220,606	$ 70,432,421
Balance, shares at Sep. 30, 2025	23,261,012